Loss On Debt and Warrant Restructuring (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	$ 1,862,012
2012 convertible debt financing transaction [Member] | Restated [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	1,506,512
Line of Credit [Member] | Amended [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	268,000
Line of Credit [Member] | Settle warrants [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	(129,500)
2011 convertible debt financing transaction [Member] | Amended [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	545,000
2011 convertible debt financing transaction [Member] | Settle warrants [Member]
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	$ (328,000)